Filed with the Securities and Exchange Commission on February 20, 2018

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 184	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 186	☒

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (856)-528-3500

Joel L. Weiss

JW Fund Management LLC

100 Springdale Road, Suite A3-416

Cherry Hill, NJ 08003

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A is filed for the sole purpose of submitting exhibits containing interactive data format risk/return summary information for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Index Plus All-Cap Fund, Gotham Enhanced Index Plus Fund (formerly, Gotham Index Core Fund), Gotham Enhanced S&P 500 Index Fund, Gotham Master Index Plus Fund (formerly, Gotham Master Long Fund), Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral 500 Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Short Strategies Fund, Gotham Institutional Value Fund, Gotham Total Return Fund and Gotham Master Neutral Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 184 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 184 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 20th day of February 2018.

FUNDVANTAGE TRUST

By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	February 20, 2018
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	February 20, 2018
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	February 20, 2018
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	February 20, 2018
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	February 20, 2018
Stephen M. Wynne

/s/ T. Richard Keyes	Treasurer and CFO	February 20, 2018
T. Richard Keyes

/s/ Joel L. Weiss	President and CEO	February 20, 2018
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase